Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recoverable Taxes
IRPJ and CSLL prepayments	R$ 36,249	R$ 51,282
PIS and COFINS to recover	187,322	185,827
Value added tax (VAT) abroad	6,037	4,035
Other	18,674	8,223
Total	248,282	249,367
Current	195,175	176,391
Non-current	R$ 53,107	R$ 72,976